                              SEASONS SERIES TRUST

                Supplement to the Prospectus dated July 29, 2005

         This supplement replaces the supplement dated January 17, 2006.

MULTI-MANAGED GROWTH, MULTI-MANAGED MODERATE GROWTH, MULTI-MANAGED INCOME/EQUITY AND MULTI-MANAGED INCOME PORTFOLIOS. Effective January 23, 2006, Lord, Abbett & Co. LLC ("Lord Abbett") became the subadviser to the Equity Sleeve of the Balanced Component of the Multi-Managed Growth, Multi-Managed Moderate Growth, Multi-Managed Income/Equity and Multi-Managed Income Portfolios (collectively, the "Multi-Managed Portfolios"). All references in the Prospectus to "Balanced/SunAmerica" portion of the Multi-Managed Portfolios should be deleted and replaced with "Balanced/Lord Abbett/SunAmerica."

Under the section titled "TRUST HIGHLIGHTS" on page 4, the first paragraph on the page will be deleted and replaced with the following:

         "Each of the Seasons MULTI-MANAGED GROWTH, MULTI-MANAGED MODERATE GROWTH, MULTI-MANAGED INCOME/EQUITY and MULTI-MANAGED INCOME PORTFOLIOS ("Multi-Managed Seasons Portfolio") allocates all of its assets among three or four distinct MANAGED COMPONENTS, each managed by separate Managers and each with its own investment strategy. The four Managers of the Multi-Managed Seasons Portfolios are SunAmerica, Janus Capital Management LLC ("Janus"), Lord, Abbett & Co. LLC ("Lord Abbett") and Wellington Management Company, LLP ("Wellington Management"). The four Managed Components are AGGRESSIVE GROWTH/SUNAMERICA, GROWTH/JANUS, BALANCED/LORD ABBETT/SUNAMERICA and FIXED INCOME/WELLINGTON MANAGEMENT. The Managed Components each invest to varying degrees, according to its investment strategy, in a diverse portfolio of securities including, but not limited to, common stocks, securities with equity characteristics (such as preferred stocks, warrants or fixed income securities convertible to common stock), corporate and U.S. government fixed income securities, money market instruments and/or cash or cash equivalents. The assets of each Managed Component that comprises a particular Multi-Managed Seasons Portfolio belong to that Portfolio."

Under the section titled "TRUST HIGHLIGHTS" on page 4, the chart displaying the allocation of assets of each Multi-Managed Seasons Portfolio among the Managed Components should be deleted and replaced with the following:

                                                   Managed Components
                                                  Aggressive                              Balanced         Fixed Income
                                                    Growth            Growth             component/         component/
                  Portfolio                       component/         component/         Lord Abbett/        Wellington
                                                  SunAmerica            Janus            SunAmerica         Management
Multi-Managed Growth Portfolio                        20%                40%               14%/6%              20%
Multi-Managed Moderate Growth Portfolio               18%                28%             12.6%/5.4%            36%
Multi-Managed Income/Equity Portfolio                 0%                 18%               14%/14%             54%
Multi-Managed Income Portfolio                        0%                  8%              8.5%/8.5%            75%


Upon Lord Abbett's assumption of subadvisory functions, on or about January 23, 2006, the S&P 500 Index will be replaced by the Russell 1000(R) Index in the Blended Benchmark Index. Under the section titled "TRUST HIGHLIGHTS," the following charts relating to the Multi-Managed Growth, Multi-Managed Moderate Growth, Multi-Managed Income/Equity and Multi-Managed Income Portfolios are replaced in their entirety with the following:


AVERAGE ANNUAL TOTAL RETURNS                                    PAST                PAST FIVE          RETURN SINCE
(AS OF THE CALENDAR YEAR ENDED DECEMBER 31, 2004)               ONE YEAR            YEAR               INCEPTION(7)

Multi-Managed Growth Portfolio     Class 1                      10.46%              -4.54%             8.97%
                                   Class 2                      10.23%              N/A                -5.17%
                                   Class 3                      10.13%              N/A                14.46%
S&P 500(R) Index(1) Class 1                                     10.88%              -2.30%             7.94%

                               Class 2                          10.88%              N/A                -1.39%
                               Class 3                          10.88%              N/A                17.30%
Lehman Brothers U.S. Aggregate Index(2)     Class 1             4.34%               7.71%              7.24%
                                            Class 2             4.34%               N/A                7.37%
                                            Class 3             4.34%               N/A                4.64%
Russell 2000(R) Index(3)    Class 1                             18.33%              6.61%              10.16%
                            Class 2                             18.33%              N/A                8.87%
                            Class 3                             18.33%              N/A                30.35%
Blended Benchmark Index(4)     Class 1                          10.47%              2.71%              8.65%
                               Class 2                          10.47%              N/A                3.48%
                               Class 3                          10.47%              N/A                16.12%
Russell 1000(R) Index(5)     Class 1                            11.40%              -1.76%             8.24%
                             Class 2                            11.40%              N/A                -1.24%
                             Class 3                            11.40%              N/A                18.21%
New Blended Benchmark Index(6)     Class 1                      10.73%              2.98%              8.79%
                                   Class 2                      10.73%              N/A                3.56%
                                   Class 3                      10.73%              N/A                16.56%


(1) The Standard & Poor's 500(R) Composite Stock Price Index (S&P 500(R) Index) is an unmanaged, weighted index of 500 large company stocks that is widely recognized as representative of the performance of the U.S. stock market.

(2) The Lehman Brothers U.S. Aggregate Index provides a broad view of the performance of the U.S. Fixed income market.

(3) The Russell 2000(R) Index measures the performance of the 2000 smallest companies in the Russell 3000(R) Index and is widely recognized as representative of small-cap growth stocks.

(4) The Blended Benchmark Index consists of 51% S&P 500(R) Index, 27% Lehman Brothers U.S. Aggregate Index, 20% Russell 2000(R) Index, and 2% Treasury Bills. Treasury Bills are short-term securities with maturities of one year or less issued by the U.S. government.

(5) Effective January 23, 2006, the Portfolio has selected the Russell 1000(R) Index for performance comparisons in the Blended Benchmark Index. The change from the S&P 500(R) Index to the Russell 1000(R) Index because the new index will be more representative of the Portfolio's investment strategy. The Russell 1000(R) Index measures the performance of the 1,000 largest companies in the Russell 3000(R) Index, which represents approximately 92% of the total market capitalization of the Russell 3000(R) Index.

(6) Effective January 23, 2006, the Portfolio has selected the New Blended Benchmark Index for performance comparisons. The change to the New Blended Benchmark Index was made because the New Blended Benchmark Index is more representative of the Portfolio's investment strategy. The New Blended Benchmark Index consists of 51% Russell 1000(R) Index, 27% Lehman Brothers U.S. Aggregate Index, 20% Russell 2000(R) Index and 2% Treasury Bills.

(7) Inception date for Class 1 shares is April 15, 1997. Inception date for Class 2 shares is October 16, 2000. Inception date for Class 3 shares is November 11, 2002.


AVERAGE ANNUAL TOTAL RETURNS                                    PAST                PAST FIVE          RETURN SINCE
(AS OF THE CALENDAR YEAR ENDED DECEMBER 31, 2004)               ONE YEAR            YEAR               INCEPTION(7)

Multi-Managed Moderate Growth Portfolio     Class 1             8.17%               -2.00%             8.51%
                                            Class 2             7.95%               N/A                -2.69%
                                            Class 3             7.84%               N/A                12.00%
S&P 500(R)  Index(1)     Class 1                                10.88%              -2.30%             7.94%
                         Class 2                                10.88%              N/A                -1.39%
                         Class 3                                10.88%              N/A                17.30%
Lehman Brothers U.S. Aggregate Index(2)     Class 1             4.34%               7.71%              7.24%
                                            Class 2             4.34%               N/A                7.37%
                                            Class 3             4.34%               N/A                4.64%
Russell 2000(R) Index(3)     Class 1                            18.33%              6.61%              10.16%
                             Class 2                            18.33%              N/A                8.87%
                             Class 3                            18.33%              N/A                30.35%
Blended Benchmark Index(4)     Class 1                          9.34%               4.10%              8.56%

                                Class 2                         9.34%               N/A                4.69%
                                Class 3                         9.34%               N/A                13.95%
Russell 1000(R) Index(5)     Class 1                            11.40%              -1.76%             8.24%
                             Class 2                            11.40%              N/A                -1.24%
                             Class 3                            11.40%              N/A                18.21%
New Blended Benchmark Index(6)     Class 1                      9.54%               4.31%              8.66%
                                   Class 2                      9.54%               N/A                4.75%
                                   Class 3                      9.54%               N/A                14.27%


(1) The Standard & Poor's 500(R) Composite Stock Price Index (S&P 500(R) Index) is an unmanaged, weighted index of 500 large company stocks that is widely recognized as representative of the performance of the U.S. stock market.

(2) The Lehman Brothers U.S. Aggregate Index provides a broad view of the performance of the U.S. Fixed income market.

(3) The Russell 2000(R) Index measures the performance of the 2000 smallest companies in the Russell 3000(R) Index and is widely recognized as representative of small-cap growth stocks.

(4) The Blended Benchmark Index consists of 37.9% S&P 500(R) Index, 42.3% Lehman Brothers U.S. Aggregate Index, 18% Russell 2000(R) Index, and 1.8% Treasury Bills. Treasury Bills are short-term securities with maturities of one year or less issued by the U.S. government.

(5) Effective January 23, 2006, the Portfolio has selected the Russell 1000(R) Index for performance comparisons in the Blended Benchmark Index. The change from the S&P 500(R) Index to the Russell 1000(R) Index because the new index will be more representative of the Portfolio's investment strategy. The Russell 1000(R) Index measures the performance of the 1,000 largest companies in the Russell 3000(R) Index, which represents approximately 92% of the total market capitalization of the Russell 3000(R) Index.

(6) Effective January 23, 2006, the Portfolio has selected the New Blended Benchmark Index for performance comparisons. The change to the New Blended Benchmark Index was made because the New Blended Benchmark Index is more representative of the Portfolio's investment strategy. The New Blended Benchmark Index consists of 37.9% Russell 1000(R) Index, 42.3% Lehman Brothers U.S. Aggregate Index, 18% Russell 2000(R) Index and 1.8% Treasury Bills.

(7) Inception date for Class 1 shares is April 15, 1997. Inception date for Class 2 shares is October 16, 2000. Inception date for Class 3 shares is November 11, 2002.


AVERAGE ANNUAL TOTAL RETURNS                                    PAST                PAST FIVE          RETURN SINCE
(AS OF THE CALENDAR YEAR ENDED DECEMBER 31, 2004)               ONE YEAR            YEAR               INCEPTION(6)

Multi-Managed Income/Equity Portfolio     Class 1               7.38%               2.05%              7.65%
                                          Class 2               7.15%               N/A                1.62%
                                          Class 3               7.05%               N/A                9.06%
S&P 500(R)  Index(1)   Class 1                                  10.88%              -2.30%             7.94%
                       Class 2                                  10.88%              N/A                -1.39%
                       Class 3                                  10.88%              N/A                17.30%
Lehman Brothers U.S. Aggregate Index(2)  Class 1                4.34%               7.71%              7.24%
                                         Class 2                4.34%               N/A                7.37%
                                         Class 3                4.34%               N/A                4.64%
Blended Benchmark Index(3)      Class 1                         6.47%               2.71%              8.65%
                                Class 2                         6.47%               N/A                3.48%
                                Class 3                         6.47%               N/A                16.12%
Russell 1000(R) Index(4)    Class 1                             11.40%              -1.76%             8.24%
                            Class 2                             11.40%              N/A                -1.24%
                            Class 3                             11.40%              N/A                18.21%
New Blended Benchmark Index(5)     Class 1                      6.64%               4.69%              7.86%
                                   Class 2                      6.64%               N/A                4.68%
                                   Class 3                      6.64%               N/A                9.07%


(1) The Standard & Poor's 500(R) Composite Stock Price Index (S&P 500(R) Index) is an unmanaged, weighted index of 500 large company stocks that is widely recognized as representative of the performance of the U.S. stock market.

(2) The Lehman Brothers U.S. Aggregate Index provides a broad view of the performance of the U.S. Fixed income market.

(3) The Blended Benchmark Index consists of 33.4% S&P 500(R) Index, 63.8% Lehman Brothers U.S. Aggregate Index, and 2.8% Treasury Bills. Treasury Bills are short-term securities with maturities of one year or less issued by the U.S. government.

(4) Effective January 23, 2006, the Portfolio has selected the Russell 1000(R) Index for performance comparisons in the Blended Benchmark Index. The change from the S&P 500(R) Index to the Russell 1000(R) Index because the new index will be more representative of the Portfolio's investment strategy. The Russell 1000(R) Index measures the performance of the 1,000 largest companies in the Russell 3000(R) Index, which represents approximately 92% of the total market capitalization of the Russell 3000(R) Index.

(5) Effective January 23, 2006, the Portfolio has selected the New Blended Benchmark Index for performance comparisons. The change to the New Blended Benchmark Index was made because the New Blended Benchmark Index is more representative of the Portfolio's investment strategy. The New Blended Benchmark Index consists of 33.4% Russell 1000(R) Index, 63.8% Lehman Brothers U.S. Aggregate Index, and 2.8% Treasury Bills.

(6) Inception date for Class 1 shares is April 15, 1997. Inception date for Class 2 shares is October 16, 2000. Inception date for Class 3 shares is November 11, 2002.


AVERAGE ANNUAL TOTAL RETURNS                                    PAST                PAST FIVE          RETURN SINCE
(AS OF THE CALENDAR YEAR ENDED DECEMBER 31, 2004)               ONE YEAR            YEAR               INCEPTION(6)

Multi-Managed Income Portfolio     Class 1                      5.39%               4.44%              7.10%
                                   Class 2                      5.25%               N/A                3.96%
                                   Class 3                      5.24%               N/A                7.09%

S&P 500(R)  Index(1)   Class 1                                  10.88%              -2.30%             7.94%
                       Class 2                                  10.88%              N/A                -1.39%
                       Class 3                                  10.88%              N/A                17.30%
Lehman Brothers U.S. Aggregate Index(2)  Class 1                4.34%               7.71%              7.24%
                                         Class 2                4.34%               N/A                7.37%
                                         Class 3                4.34%               N/A                4.64%
Blended Benchmark Index(3)     Class 1                          5.44%               6.06%              7.55%
                               Class 2                          5.44%               N/A                5.97%
                               Class 3                          5.44%               N/A                6.79%
Russell 1000(R) Index(4)    Class 1                             11.40%              -1.76%             8.24%
                            Class 2                             11.40%              N/A                -1.24%
                            Class 3                             11.40%              N/A                18.21%
New Blended Benchmark Index(5)     Class 1                      5.53%               6.16%              7.60%
                                   Class 2                      5.53%               N/A                6.01%
                                   Class 3                      5.53%               N/A                6.93%


(1) The Standard & Poor's 500(R) Composite Stock Price Index (S&P 500(R) Index) is an unmanaged, weighted index of 500 large company stocks that is widely recognized as representative of the performance of the U.S. stock market.

(2) The Lehman Brothers U.S. Aggregate Index provides a broad view of the performance of the U.S. Fixed income market.

(3) The Blended Benchmark Index consists of 17.35% S&P 500(R) Index, 80.95% Lehman Brothers U.S. Aggregate Index, and 1.7% Treasury Bills. Treasury Bills are short-term securities with maturities of one year or less issued by the U.S. government.

(4) Effective January 23, 2006, the Portfolio has selected the Russell 1000(R) Index for performance comparisons in the Blended Benchmark Index. The change from the S&P 500(R) Index to the Russell 1000(R) Index because the new index will be more representative of the Portfolio's investment strategy. The Russell 1000(R) Index measures the performance of the 1,000 largest companies in the Russell 3000(R) Index, which represents approximately 92% of the total market capitalization of the Russell 3000(R) Index.

(5) Effective January 23, 2006, the Portfolio has selected the New Blended Benchmark Index for performance comparisons. The change to the New Blended Benchmark Index was made because the New Blended Benchmark Index is more representative of the Portfolio's investment strategy. The New Blended Benchmark Index consists of 17.35% Russell 1000(R) Index, 80.95% Lehman Brothers U.S. Aggregate Index, and 1.7% Treasury Bills.

(6) Inception date for Class 1 shares is April 15, 1997. Inception date for Class 2 shares is October 16, 2000. Inception date for Class 3 shares is November 11, 2002.

Under the section titled "MORE INFORMATION ABOUT THE PORTFOLIOS," under the heading "Investment Strategies" the disclosure for Balanced Component/Lord Abbett/SunAmerica should be deleted in its entirety and replaced with the following:

                                                               Balanced Component/
                                                               Lord Abbett/SunAmerica

What are the Portfolio's/Managed Component's principal         o   Equity securities
investments?                                                       -   large-cap stocks
                                                               o   Investment grade fixed income securities
                                                               o   70%/30% neutral equity/debt weighting for
                                                                   Multi-Managed and Moderate Growth Portfolios (actual
                                                                   weighting may differ)
                                                               o   50%/50% neutral equity/debt weighting for
                                                                   Multi-Managed Income/Equity and Income Portfolios
                                                                   (actual weighting may differ)
What other types of investments or strategies may the          o   Mid-cap stocks
Portfolio/Managed Component significantly invest in?           o   Small-cap stocks (up to 20%)
                                                               o   Short-term investments (up to 25%)
                                                               o   Foreign securities (up to 25%)
                                                               o   ADRs/EDRs/GDRs
                                                               o   Emerging markets
                                                               o   PFICs
                                                               o   Junk bonds (up to 15%)
What other types of investments may the Portfolio/Managed      o   U.S. government securities
Component use as part of efficient portfolio management or     o   Asset-backed and mortgage-backed securities
to enhance return?                                             o   Options and futures
                                                               o   Special situations
                                                               o   Currency transactions
                                                               o   Currency baskets
                                                               o   Exchange Traded Funds (ETFs)
                                                               o   Hybrid instruments (up to 10%)
                                                               o   Securities lending
What additional risks normally affect the Portfolio/Managed    o   Credit quality
Component?                                                     o   Derivatives
                                                               o   Emerging markets
                                                               o   Foreign exposure
                                                               o   Hedging
                                                               o   Interest rate fluctuations
                                                               o   Market volatility
                                                               o   Non-diversified status
                                                               o   Prepayment
                                                               o   Securities selection
                                                               o   Small and medium sized companies


In the section titled "MANAGEMENT," under the heading "Information about the Subadvisers" the disclosure with regard to Lord Abbett should be deleted and replaced with the following:

        "LORD, ABBETT & CO. LLC. Lord Abbett, located at 90 Hudson Street, Jersey City, New Jersey 07302, has been an investment manager since 1929. Lord Abbett provides similar services to 54 mutual fund portfolios having various investment objective and also advises other investment clients. As of September 30, 2005, Lord Abbett had approximately $100 billion in assets under management."

In the section titled "MANAGEMENT," under the heading "Portfolio Management," the following portfolio management disclosure is added, upon Lord Abbett's assumption of subadvisory functions with respect to the Multi-Managed
Portfolios:

                                         NAME AND TITLE OF
  PORTFOLIO OR                         PORTFOLIO MANAGER(S)
    MANAGED                             (AND/OR MANAGEMENT
   COMPONENT         MANAGER(S)              TEAM(S))                                    EXPERIENCE
Balanced            Lord Abbett        o  Daniel H. Frascarelli        Mr. Frascarelli, Partner and Director of
Component/Lord                            Partner and                  Large-Cap Core Equity, joined Lord Abbett in
Abbett                                    Investment Team              1990, is a holder of a Chartered Financial
(Multi-Managed                            Leader                       Analyst designation, and has been in the
Seasons                                                                investment business since 1983.  Mr.
Portfolios)                                                            Frascarelli heads the Balanced component/Lord
                                                                       Abbett team.

                                       o  Paul J. Volovich             Mr. Volovich, Portfolio Manager-Large-Cap Core
                                          Senior Investment            Equity, joined Lord Abbett in 1997 and is a
                                          Team Member                  holder of a Chartered Financial Analyst
                                                                       designation and has been in the investment
                                                                       business since 1995.  Mr. Volovich is the other
                                                                       senior member of the Balanced component/Lord
                                                                       Abbett team.


DATE:    FEBRUARY 2, 2006

VERSIONS 1, 2, 3, 4 AND COMBINED MASTER